Accounts payable, accrued expenses and other current liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Jun. 29, 2011	Jul. 28, 2012 Labuan uncommitted lines of credit Line of credit	Jan. 28, 2012 Labuan uncommitted lines of credit Line of credit		Jul. 30, 2011 Labuan uncommitted lines of credit Line of credit	Jan. 29, 2011 Labuan uncommitted lines of credit Line of credit		Jan. 28, 2012 Merchandise accounts payable	Jan. 29, 2011 Merchandise accounts payable	Jan. 28, 2012 Non-merchandise accounts payable	Jan. 29, 2011 Non-merchandise accounts payable
Accrued And Other Current Liabilities [Line Items]
Book overdraft cash									$ 81	$ 121	$ 105	$ 89
Individual current liabilities maximum percentage	5.00%	5.00%
Short-term borrowings			$ 14	$ 9	[1]	$ 0	$ 0	[1]

[1]	Pursuant to the acquisition of Labuan on October 31, 2011, the Company, as of January 28, 2012, reported borrowings under uncommitted lines of credit for the joint venture, which has been included in Accrued expenses and other current liabilities on our Consolidated Balance Sheet.